Supplemental Guarantor Financial Information (Condensed Consolidated Statement Of Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income attributable to AerCap Holdings N.V.		$ 1,046,630	$ 1,178,730	$ 810,447
Other comprehensive income:
Change in fair value of derivatives, net of tax	[1]	5,990	338	4,542
Actuarial gain (loss) on pension obligations, net of tax		(1,452)	250	(1,547)
Total other comprehensive income		4,538	588	2,995
Total comprehensive income attributable to AerCap Holdings N.V.		1,051,168	1,179,318	813,442
AerCap Aviation Notes [Member]
Net income attributable to AerCap Holdings N.V.		1,047,000	1,179,000	810,000
Other comprehensive income:
Change in fair value of derivatives, net of tax		6,000		5,000
Actuarial gain (loss) on pension obligations, net of tax		(2,000)		(2,000)
Total other comprehensive income		4,000		3,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,051,000	1,179,000	813,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Net income attributable to AerCap Holdings N.V.		1,047,000	1,179,000	810,000
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries				3,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,047,000	1,179,000	813,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Net income attributable to AerCap Holdings N.V.		(15,000)	(15,000)	(20,000)
Other comprehensive income:
Total comprehensive income attributable to AerCap Holdings N.V.		(15,000)	(15,000)	(20,000)
AerCap Aviation Notes [Member] | AerCap Ireland Ltd. [Member]
Net income attributable to AerCap Holdings N.V.		979,000	1,072,000	700,000
Other comprehensive income:
Actuarial gain (loss) on pension obligations, net of tax		(2,000)		3,000
Total other comprehensive income		(2,000)		3,000
Total comprehensive income attributable to AerCap Holdings N.V.		977,000	1,072,000	703,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Net income attributable to AerCap Holdings N.V.		1,109,000	1,277,000	902,000
Other comprehensive income:
Change in fair value of derivatives, net of tax		6,000		5,000
Actuarial gain (loss) on pension obligations, net of tax				(5,000)
Total other comprehensive income		6,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,115,000	1,277,000	902,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Net income attributable to AerCap Holdings N.V.		(2,073,000)	(2,334,000)	(1,582,000)
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries				(3,000)
Total comprehensive income attributable to AerCap Holdings N.V.		$ (2,073,000)	$ (2,334,000)	$ (1,585,000)

[1]	During the years ended December 31, 2016 or 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statements. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement.